CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
REVENUES (Note 7)	$ 798	$ 752	$ 1,725	$ 1,497
COST OF REVENUES		12		43
GROSS PROFIT	798	740	1,725	1,454
OPERATING EXPENSES:
Research and development	13,940	6,734	26,615	10,300
Selling, general and administrative	3,451	2,128	6,273	3,838
TOTAL OPERATING EXPENSES	17,391	8,862	32,888	14,138
OPERATING LOSS	16,593	8,122	31,163	12,684
FINANCE EXPENSES (INCOME), net	(287)	14	(544)	(160)
LOSS BEFORE INCOME TAX	16,306	8,136	30,619	12,524
INCOME TAX	81	57	152	177
NET LOSS FOR THE PERIOD	$ 16,387	$ 8,193	$ 30,771	$ 12,701
LOSS PER SHARE BASIC AND DILUTED	$ 0.44	$ 0.27	$ 0.82	$ 0.41
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE IN THOUSANDS	37,420	30,661	37,304	30,658